J.P. MORGAN INSURANCE TRUST

JPMorgan Insurance Trust U.S. Equity Portfolio

(All Share Classes)

Supplement dated November 1, 2021

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated May 1, 2021, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of the Summary Prospectuses and Prospectuses of the JPMorgan Insurance Trust U.S. Equity Portfolio (the “Portfolio”) is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Scott Davis	2017	Managing Director
David Small	2016	Managing Director
Shilpee Raina	2021	Executive Director

In addition, the “The Portfolio’s Management and Administration – The Portfolio Managers” section of the Prospectuses is deleted in its entirety and replaced with the following:

The portfolio managers primarily responsible for daily management of the Portfolio are Scott Davis, Managing Director of JPMIM, David Small, Managing Director of JPMIM, and Shilpee Raina, Executive Director of JPMIM and CFA charterholder, each of whom has day to day management responsibility for a portion of the Portfolio. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Mr. Small, an employee since 2005 and a portfolio manager since 2016, was the Associate Director of U.S. Equity Research from July 2015 to July 2016 and is currently the Head of U.S. Equity Research. In addition, Mr. Small previously was the insurance analyst on the Fundamental Research Team from 2008 to 2016. Ms. Raina is a portfolio manager on the Large Cap Core Equity Strategy within the US Equity Group. An employee since 2005, Ms. Raina was previously a research analyst on the JPMorgan Equity Income and U.S. Value Funds, concentrating on the consumer sectors.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

Effective immediately, the information in the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Portfolio is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity Portfolio
Scott Davis	7	$22,951,687	6	$12,234,997	19	$11,158,659
David Small	10	24,715,326	5	11,005,136	22	4,100,294
Shilpee Raina[1]	0	0	0	0	0	0

[1]	As of July 31, 2021.

SUP-JPMITUSEQ-PM-1121

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity Portfolio
Scott Davis	0	$0	2	$5,068,535	2	$1,287,797
David Small	0	0	0	0	5	1,434,987
Shilpee Raina[1]	0	0	0	0	0	0

[1]	As of July 31, 2021.

In addition, effective immediately the information in the “Portfolio Managers – Ownership of Securities” section of the Statement of Additional Information with respect to the Portfolio is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Portfolio(1)
Fund	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Equity Portfolio
Scott Davis	X
David Small	X
Shilpee Raina(2)	X

(1)	None of the portfolio managers beneficially owned equity securities of the portfolios which are currently held exclusively through insurance company separate accounts.
(2)	As of July 31, 2021.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE